UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2010

Check here if Amendment    [ ];      Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Loeb Offshore  Management LP
Address:     61 Broadway
             New York, NY 10006
Form 13F File Number:     28-1159

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David S. Hampson
Title:     Senior Vice President
Phone:     212-483-7086

Signature, Place and Date of Signing:

/s/ David S. Hampson
New York, NY
May 17, 2010

Report Type (Check only one.):

[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number     Name
28-6940     Loeb Arbitrage Management LP